Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through Oct 31, 2023, the date the consolidated financial statements were available to be issued. Based on this evaluation, no additional material events were identified which require adjustment or disclosure in these financial statements

Avra Medical Robotics, Inc. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

As described earlier in this filing, $4,000,000 was raised as part of the Interim Financing Notes in 2022. An additional $1,000,000 in Notes from one of the two existing Note Holders was raised on February 2, 2023.

From January 1, 2023, through the date of this filing, the Company sold 670,000 shares of common stock at a price ranging from $0.25 to $0.45 per share receiving proceeds of $189,500.

On January 27, 2023, the CEO and one individual exercised their stock options via a net cashless exercise resulting in the issuance of 9,678,437 shares.

On January 27, 2023, the CEO exercised his warrant via a net cashless exercise resulting in the issuance of 595,562 shares.

On February 24, 2023, two investors exercised their warrants resulting in the issuance of 600,000 shares and proceeds of $240,000 to the Company.